Commitments and Contingencies - Litigation Settlement Liability (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Amount of litigation settlement consideration	$ 22.5
Litigation settlement receivable	$ 22.5